Note 8 - Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	2013	2012
Federal Home Loan Bank borrowings:
Secured note, with interest at 4.20% through February 28, 2008, thereafter putable back at the option of the holder, due February 28, 2017	$-	$10,000,000
Secured note, with interest at 3.95% through September 11, 2008, thereafter putable back at the option of the holder, due September 11, 2017	7,500,000	7,500,000

Total Federal Home Loan Bank borrowings	7,500,000	17,500,000

Customer repurchase agreements with an average outstanding rate of .14% at December 31, 2013 and .17% at December 31, 2012	4,600,552	5,057,220

Total other borrowings	$12,100,552	$22,557,220